Net Interest Income and Average Balance Sheet and Interest Rates - Average balance sheet and interest rates - Liabilities and equity (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Interest bearing liabilities and interest expense
Average balance	$ 851,037	$ 829,886	$ 817,773
Interest expense	$ 18,733	$ 18,177	$ 17,417
Average rate %	4.40%	4.40%	4.30%
Non-interest bearing liabilities
Average balance	$ 182,338	$ 164,580	$ 159,280
Total liabilities
Average balance	1,033,375	994,466	977,053
Shareholders' equity
Average balance	70,584	71,145	71,841
NCI
Average balance	344	69	43
Total equity
Average balance	70,928	71,214	71,884
Total liabilities and equity
Average balance	1,104,303	1,065,680	1,048,937
Deposits and other borrowings | Australia
Interest bearing liabilities and interest expense
Average balance	505,994	493,900	479,763
Interest expense	$ 10,259	$ 10,069	$ 9,344
Average rate %	4.10%	4.10%	3.90%
Non-interest bearing liabilities
Average balance	$ 131,884	$ 124,168	$ 120,371
Deposits and other borrowings | New Zealand
Interest bearing liabilities and interest expense
Average balance	64,845	64,508	65,632
Interest expense	$ 1,377	$ 1,606	$ 1,614
Average rate %	4.30%	5.00%	4.90%
Non-interest bearing liabilities
Average balance	$ 10,545	$ 10,540	$ 11,242
Deposits and other borrowings | Other overseas
Interest bearing liabilities and interest expense
Average balance	20,312	18,299	20,413
Interest expense	$ 468	$ 478	$ 546
Average rate %	4.60%	5.20%	5.30%
Non-interest bearing liabilities
Average balance	$ 1,206	$ 1,341	$ 1,325
Deposits and other borrowings | Certificates of deposit | Australia
Interest bearing liabilities and interest expense
Average balance	30,915	33,317	33,879
Interest expense	$ 708	$ 757	$ 752
Average rate %	4.60%	4.50%	4.40%
Deposits and other borrowings | Certificates of deposit | New Zealand
Interest bearing liabilities and interest expense
Average balance	$ 1,794	$ 2,236	$ 2,612
Interest expense	$ 42	$ 64	$ 77
Average rate %	4.70%	5.70%	5.90%
Deposits and other borrowings | Certificates of deposit | Other overseas
Interest bearing liabilities and interest expense
Average balance	$ 13,416	$ 12,294	$ 13,440
Interest expense	$ 336	$ 348	$ 388
Average rate %	5.00%	5.70%	5.80%
Deposits and other borrowings | Transactions | Australia
Interest bearing liabilities and interest expense
Average balance	$ 118,434	$ 118,828	$ 119,919
Interest expense	$ 2,094	$ 2,181	$ 1,931
Average rate %	3.50%	3.70%	3.20%
Deposits and other borrowings | Transactions | New Zealand
Interest bearing liabilities and interest expense
Average balance	$ 9,100	$ 8,901	$ 8,771
Interest expense	$ 140	$ 204	$ 200
Average rate %	3.10%	4.60%	4.60%
Deposits and other borrowings | Transactions | Other overseas
Interest bearing liabilities and interest expense
Average balance	$ 893	$ 826	$ 820
Interest expense	$ 7	$ 7	$ 6
Average rate %	1.60%	1.70%	1.50%
Deposits and other borrowings | Savings | Australia
Interest bearing liabilities and interest expense
Average balance	$ 204,173	$ 194,017	$ 184,793
Interest expense	$ 3,871	$ 3,665	$ 3,342
Average rate %	3.80%	3.80%	3.60%
Deposits and other borrowings | Savings | New Zealand
Interest bearing liabilities and interest expense
Average balance	$ 18,007	$ 18,200	$ 18,730
Interest expense	$ 234	$ 310	$ 325
Average rate %	2.60%	3.40%	3.50%
Deposits and other borrowings | Savings | Other overseas
Interest bearing liabilities and interest expense
Average balance	$ 1,089	$ 999	$ 993
Interest expense	$ 12	$ 13	$ 12
Average rate %	2.20%	2.60%	2.40%
Deposits and other borrowings | Term | Australia
Interest bearing liabilities and interest expense
Average balance	$ 152,472	$ 147,738	$ 141,172
Interest expense	$ 3,586	$ 3,466	$ 3,319
Average rate %	4.70%	4.70%	4.70%
Deposits and other borrowings | Term | New Zealand
Interest bearing liabilities and interest expense
Average balance	$ 35,944	$ 35,171	$ 35,519
Interest expense	$ 961	$ 1,028	$ 1,012
Average rate %	5.40%	5.80%	5.70%
Deposits and other borrowings | Term | Other overseas
Interest bearing liabilities and interest expense
Average balance	$ 4,914	$ 4,180	$ 5,160
Interest expense	$ 113	$ 110	$ 140
Average rate %	4.60%	5.30%	5.40%
Repurchase agreements | Australia
Interest bearing liabilities and interest expense
Average balance	$ 15,987	$ 19,604	$ 24,476
Interest expense	$ 406	$ 397	$ 295
Average rate %	5.10%	4.10%	2.40%
Repurchase agreements | New Zealand
Interest bearing liabilities and interest expense
Average balance	$ 2,887	$ 3,730	$ 4,906
Interest expense	$ 61	$ 100	$ 134
Average rate %	4.20%	5.40%	5.50%
Repurchase agreements | Other overseas
Interest bearing liabilities and interest expense
Average balance	$ 1,224	$ 29	$ 357
Interest expense	$ 27	$ 1	$ 10
Average rate %	4.40%	6.90%	5.60%
Loan capital | Australia
Interest bearing liabilities and interest expense
Average balance	$ 39,746	$ 38,323	$ 36,135
Interest expense	$ 940	$ 857	$ 819
Average rate %	4.70%	4.50%	4.50%
Loan capital | New Zealand
Interest bearing liabilities and interest expense
Average balance	$ 3,026	$ 2,961	$ 3,005
Interest expense	$ 86	$ 86	$ 86
Average rate %	5.70%	5.80%	5.70%
Other interest bearing liabilities | Australia
Interest bearing liabilities and interest expense
Average balance	$ 174,487	$ 167,090	$ 162,354
Interest expense	$ 4,545	$ 4,148	$ 4,222
Average rate %	5.20%	5.00%	5.20%
Other interest bearing liabilities | New Zealand
Interest bearing liabilities and interest expense
Average balance	$ 22,050	$ 20,761	$ 19,507
Interest expense	$ 564	$ 436	$ 332
Average rate %	5.10%	4.20%	3.40%
Other interest bearing liabilities | Other overseas
Interest bearing liabilities and interest expense
Average balance	$ 479	$ 681	$ 1,225
Interest expense		$ (1)	$ 15
Average rate %		(0.30%)	2.40%
Derivative financial instruments
Non-interest bearing liabilities
Average balance	28,812	$ 20,618	$ 22,208
All other liabilities
Non-interest bearing liabilities
Average balance	$ 9,891	$ 7,913	$ 4,134